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Class 1 Shares Prospectus | American Funds Global Balanced Fund
American Funds Global Balanced Fund
Investment objectives
This fund seeks the balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.
Fees and expenses of the fund

This table describes the fees and expenses that you may pay if you buy, hold and sell an interest in Class 1 shares of the fund. You may pay other fees, such as insurance contract fees and expenses, which are not reflected in the tables and examples below. If insurance contract fees and expenses were reflected, expenses shown would be higher.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Class 1 Shares Prospectus American Funds Global Balanced Fund Class 1
Management fee	0.45%	[1]
Other expenses	0.06%
Total annual fund operating expenses	0.51%
Fee waiver	0.01%	[2]
Total annual fund operating expenses after fee waiver	0.50%
[1]	Restated to reflect current fees.
[2]	The investment adviser is currently waiving a portion of its management fee equal to .01% of the fund’s net assets. This waiver will be in effect through at least May 1, 2024. The waiver may only be modified or terminated with the approval of the fund’s board.

Example

This example is intended to help you compare the cost of investing in Class 1 shares of the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example does not reflect insurance contract expenses. If insurance contract expenses were reflected, expenses shown would be higher. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. No sales charge (load) or other fees are charged by the fund upon redemption, so you would incur these hypothetical costs whether or not you were to redeem your shares at the end of the given period.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Class 1 Shares Prospectus | American Funds Global Balanced Fund | Class 1 | USD ($)	51	163	284	640

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 126% of the average value of its portfolio.

Principal investment strategies

As a balanced fund with global scope, the fund seeks to invest in equity and debt securities around the world that offer the opportunity for growth and/or provide dividend income, while also constructing the portfolio to protect principal and limit volatility.

Normally the fund will maintain at least 45% of the value of its assets in common stocks and other equity investments. Although the fund’s equity investments focus on medium to larger capitalization companies, the fund’s investments are not limited to a particular capitalization size.

Normally the fund will invest at least 25% of the value of its assets in bonds and other debt securities (including money market instruments). These will consist of investment-grade securities (rated Baa3 or better or BBB– or better by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined to be of equivalent quality by the fund’s investment adviser).

The fund will allocate its assets among various countries, including the United States (but in no fewer than three countries). Under normal market conditions, the fund will invest at least 40% of its net assets in issuers domiciled outside the United States, unless market conditions are not deemed favorable by the fund’s investment adviser, in which case the fund would invest at least 30% of its net assets in issuers domiciled outside the United States.

The fund’s ability to invest in issuers domiciled outside the United States includes investing in emerging markets.

The fund may invest in bonds and other debt securities, including securities issued and guaranteed by the U.S. government, securities issued by federal agencies and instrumentalities and securities backed by mortgages or other assets. The fund may also invest in securities of governments, agencies, corporations and other entities domiciled outside the United States. These investments will typically be denominated in currencies other than U.S. dollars.

The investment adviser uses a system of multiple portfolio managers in managing the fund’s assets. Under this approach, the portfolio of the fund is divided into segments managed by individual managers.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued securities that, in its opinion, represent good, long-term investment opportunities. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Principal risks
Investment results

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results, such as the 60%/40% MSCI All Country World Index/Bloomberg Aggregate Index. This information provides some indication of the risks of investing in the fund. The 60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index blends the MSCI All Country World Index, which measures global equity markets, with the Bloomberg Global Aggregate Index, which measures investment-grade bonds (rated BBB-/Baa3 and above), by weighting their total returns at 60% and 40% respectively. This assumes the blend is rebalanced monthly. Past investment results (before and after taxes) are not predictive of future investment results. Figures shown reflect fees and expenses associated with an investment in the fund, but do not reflect insurance contract fees and expenses. If insurance contract fees and expenses were included, results would have been lower. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/afis.

The following bar chart shows how the investment results of the Class 1 shares of the fund have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and other applicable measures of market results.

Calendar year total returns

Highest/Lowest quarterly results during this period were: Highest 10.76% (quarter ended June 30, 2020) Lowest -12.29% (quarter ended March 31, 2020)
Average annual total returns For the periods ended December 31, 2022:
Average Annual Returns - Class 1 Shares Prospectus - American Funds Global Balanced Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	(14.33%)	3.65%	5.52%	5.23%	May 02, 2011
60%/40% MSCI All Country World Index/Bloomberg Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	(17.33%)	2.71%	4.74%	4.21%
MSCI All Country World Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	(18.36%)	5.23%	7.98%	6.69%
Bloomberg Global Aggregate Index (reflects no deduction for sales charges, account fees, expenses or U.S. federal income taxes)	(16.25%)	(1.66%)	(0.44%)	0.07%